PROVIDENT INVESTMENT COUNSEL
                                 BALANCED FUND A
                              GROWTH FUNDS A AND B
                         MID CAP FUNDS A, B AND C SMALL
                         COMPANY GROWTH FUNDS A, B AND C
                               TECHNOLOGY FUND A,
                         SERIES OF PIC INVESTMENT TRUST

                         SUPPLEMENT DATED MARCH 27, 2001
                      TO PROSPECTUS DATED FEBRUARY 28, 2001


1. Please note that under "Average Annual Total Returns as of December 31, 2000" on page 9, the return for the S&P 500 Index since inception was 17.06%.

2. Please note that under "Average Annual Total Returns as of December 31, 2000 on page 12, the return for the Small Company Growth Fund B since inception was 30.54%.